Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class A Common Stock
Common Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	750,000,000	750,000,000	750,000,000
Common Stock, shares issued	238,543,475	168,693,323	93,099,596
Common Stock, shares outstanding	238,543,475	168,693,323	93,099,596
Class B Common Stock
Common Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	75,000,000	75,000,000	75,000,000
Common Stock, shares issued	64,000,588		64,000,588
Common Stock, shares outstanding	64,000,588		64,000,588